Taxation - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Net operating tax loss carry forwards	¥ 461,751	¥ 345,744
Advertising and promotion expenses in excess of deduction limit	296,037	232,339
Provision of allowance for expected credit losses	23,178	14,570
Payroll and expense accrued	12,254	15,994
Less: valuation allowance	(793,220)	(608,647)	¥ (537,638)
Deferred tax liabilities:
Acquired intangible assets	11,630	14,030
Total deferred tax liabilities	¥ 11,630	¥ 14,030